Other Real Estate and Other Assets Acquired in Settlement of Loans - Schedule of Real Estate and Other Assets Acquired in Settlement of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of real estate and other assets acquired in settlement of loans
Repossessed assets	$ 0	$ 6
Total	3,449	7,694
Less valuation allowance for other real estate owned	(2,003)	(5,950)	$ (2,664)	$ (2,911)
Total other real estate owned	1,446	1,744
Real Estate Construction - Commercial | Construction
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	2,549	7,668
Real Estate Mortgage - Residential | Mortgage
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	42	20
Real Estate Mortgage - Commercial | Mortgage
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	$ 858	$ 0